Nuveen Short Term Municipal Bond Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.9%
	MUNICIPAL BONDS – 94.8%
	Alabama – 2.8%
$1,000	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020, 5.000%, 7/01/27 – BAM Insured	No Opt. Call	AA	1,249,110
6,335	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	6,845,538
4,105	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	4,239,726
	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020:
285	5.000%, 8/01/21 – AGM Insured	No Opt. Call	AA	286,017
385	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	403,418
450	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	492,278
350	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/25	No Opt. Call	AA-	395,052
7,475	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	8,205,308
1,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 1, Series 2021A, 4.000%, 10/01/25	No Opt. Call	A2	1,135,420
650	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	707,949
22,035	Total Alabama			23,959,816
	Alaska – 0.3%
1,565	Alaska State, International Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/23 (AMT)	7/21 at 100.00	A1	1,568,928
1,000	North Slope Borough, Alaska, General Obligation Bonds, Refunding School Series 2021B, 5.000%, 6/30/24 (WI/DD, Settling 7/09/21)	No Opt. Call	AA	1,138,540
2,565	Total Alaska			2,707,468
	Arizona – 2.9%
1,320	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,381,895
6,880	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	7,765,318
1,820	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32 (Mandatory Put 3/31/23) (AMT)	No Opt. Call	A+	1,863,826

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
$450	5.000%, 9/01/22	No Opt. Call	A+	475,281
500	5.000%, 9/01/23	No Opt. Call	A+	551,730
1,635	Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2021D, 5.000%, 7/01/24	No Opt. Call	Aa3	1,863,704
2,450	Maricopa County Unified School District 4 Mesa, Arizona, General Obligation Bonds, School Improvement, Project of 2018 Series 2020C, 5.000%, 7/01/25	No Opt. Call	Aa2	2,894,773
1,250	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Refunding Series 2020, 5.000%, 7/01/24	No Opt. Call	Aa1	1,426,062
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B:
1,500	5.000%, 7/01/24 (AMT)	No Opt. Call	A1	1,704,510
3,500	5.000%, 7/01/26 (AMT)	No Opt. Call	A1	4,224,535
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/21 (AMT)	No Opt. Call	Aa3	1,000,000
22,305	Total Arizona			25,151,634
	California – 2.0%
5,605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory Put 11/01/22)	No Opt. Call	AA-	5,962,879
2,990	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2017, 0.000%, 4/01/22 (ETM)	No Opt. Call	Aa1 (4)	2,986,203
7,465	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/23 (AMT)	No Opt. Call	A1	8,106,094
16,060	Total California			17,055,176
	Colorado – 3.3%
	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018A:
250	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	254,770
550	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	585,178
250	Canon City Area Fire Protection District, Fremont County, Colorado, Certificates of Participation, Series 2021F, 4.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	285,057
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Aspen View Academy Project, Series 2021:
50	4.000%, 5/01/24	No Opt. Call	Baa3	54,071
100	4.000%, 5/01/26	No Opt. Call	Baa3	112,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020:
$400	5.000%, 10/01/21	No Opt. Call	A-	404,640
300	5.000%, 10/01/23	No Opt. Call	A-	329,886
350	5.000%, 10/01/24	No Opt. Call	A-	398,748
200	5.000%, 10/01/25	No Opt. Call	A-	235,060
250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25	No Opt. Call	BBB+	293,995
2,325	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	2,701,720
	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A:
140	5.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	155,490
175	5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	201,320
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/21 (AMT)	No Opt. Call	AA-	2,035,580
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.000%, 11/15/22 (AMT)	No Opt. Call	A+	1,064,540
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
5,000	5.000%, 12/01/22 (AMT)	No Opt. Call	A+	5,333,050
2,000	5.000%, 12/01/25 (AMT)	No Opt. Call	A+	2,369,960
1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,014,790
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/27	No Opt. Call	A	1,244,290
2,000	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018, 5.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	2,037,240
525	Groundwater Management Subdistrict, Adams, Morgan and Weld Counties, Colorado, Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	604,154
4,855	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A3	4,951,372
225	Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019, 4.000%, 12/01/21	No Opt. Call	BBB-	227,817
500	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	524,505
	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019:
100	5.000%, 12/15/21 – AGM Insured	No Opt. Call	AA	102,027
105	5.000%, 12/15/22 – AGM Insured	No Opt. Call	AA	111,823
260	5.000%, 12/15/24 – AGM Insured	No Opt. Call	AA	297,981

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Improvement Series 2020A:
$175	4.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	189,721
200	4.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	222,606
26,285	Total Colorado			28,343,441
	Connecticut – 0.5%
465	Connecticut Health and Educational Facilities Authoroity, Revneue Bonds, Connecticut State University System, Series 2011J, 5.000%, 11/01/25 (Pre-refunded 11/01/21)	11/21 at 100.00	Aa3 (4)	472,463
2,030	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2015B, 5.000%, 8/01/26	8/25 at 100.00	AA-	2,398,060
1,200	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 5.000%, 5/01/26	No Opt. Call	AA-	1,456,728
3,695	Total Connecticut			4,327,251
	District of Columbia – 1.8%
5,345	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (AMT)	10/21 at 100.00	Aa3	5,407,804
1,205	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	1,219,279
5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/25 (AMT) (WI/DD, Settling 7/08/21)	No Opt. Call	Aa3	5,923,550
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2018A:
1,325	5.000%, 10/01/22 (ETM)	No Opt. Call	N/R (4)	1,403,652
850	5.000%, 10/01/22	No Opt. Call	Aa3	900,031
1,000	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A, 5.000%, 10/01/26	No Opt. Call	AA	1,221,240
14,725	Total District of Columbia			16,075,556
	Florida – 4.1%
1,450	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2012P-1, 5.000%, 10/01/22 (AMT)	No Opt. Call	A1	1,537,029
1,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/23 (AMT)	No Opt. Call	A1	1,104,850
415	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	A1	419,951
1,300	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 5.000%, 10/01/24 (AMT)	No Opt. Call	A1	1,490,580
750	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 5.000%, 9/01/23 (AMT)	No Opt. Call	A1	824,670
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2019A, 5.000%, 6/01/22	No Opt. Call	AAA	15,671,250
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Priority Subordinated Series 2016, 5.000%, 10/01/21 (AMT)	No Opt. Call	A1	1,517,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,285	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	1,300,291
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	1,854,807
1,065	Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series 2020, 5.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	1,263,963
1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	BB+	1,044,481
2,740	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26) (WI/DD, Settling 7/01/21)	No Opt. Call	AA	3,372,365
2,000	Palm Bay, Florida, General Obligation Bonds, Series 2021, 5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	2,432,640
860	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017, 5.000%, 8/15/21	No Opt. Call	AA-	864,911
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
200	5.000%, 7/01/22	No Opt. Call	A2	209,456
340	5.000%, 7/01/25	No Opt. Call	A2	399,507
225	5.000%, 7/01/26	No Opt. Call	A2	272,437
32,915	Total Florida			35,580,858
	Georgia – 1.0%
1,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2020B, 5.000%, 7/01/24 (AMT)	No Opt. Call	Aa3	1,136,340
3,555	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	3,963,114
2,470	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 9/01/22	No Opt. Call	Aa2	2,579,471
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2021:
300	5.000%, 10/01/23 (WI/DD, Settling 7/06/21)	No Opt. Call	Baa1	331,443
400	5.000%, 10/01/24 (WI/DD, Settling 7/06/21)	No Opt. Call	Baa1	459,276
425	5.000%, 10/01/25 (WI/DD, Settling 7/06/21)	No Opt. Call	Baa1	503,799
8,150	Total Georgia			8,973,443
	Hawaii – 0.1%
	Hawaii State, Harbor System Revenue Bonds, Series 2020A:
300	5.000%, 7/01/24 (AMT)	No Opt. Call	Aa3	339,651
800	5.000%, 7/01/25 (AMT)	No Opt. Call	Aa3	936,552
1,100	Total Hawaii			1,276,203
	Idaho – 0.2%
1,710	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/22	No Opt. Call	BB+	1,782,692

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 5.7%
$400	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	414,020
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Refunding Series 2021A:
650	4.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	690,710
1,200	4.000%, 4/01/25 – BAM Insured	No Opt. Call	AA	1,346,376
400	Champaign County Community Unit School District 166 Urbana, Illinois, General Obligation Bonds, Limited Tax Series 2021B, 3.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	432,856
3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017E, 5.000%, 12/01/21	No Opt. Call	BB	3,057,630
425	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25	No Opt. Call	BB	401,672
1,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	A	1,132,510
4,795	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2012A, 5.000%, 1/01/24 (Pre-refunded 1/01/22) (AMT)	1/22 at 100.00	A (4)	4,906,867
1,200	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/21	No Opt. Call	A+	1,221,396
2,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A, 5.000%, 11/15/24	No Opt. Call	A+	2,875,225
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
400	5.000%, 10/01/23	No Opt. Call	BBB+	439,092
400	5.000%, 10/01/24	No Opt. Call	BBB+	454,884
400	5.000%, 10/01/25	No Opt. Call	BBB+	469,388
380	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2014A, 3.500%, 7/01/21	No Opt. Call	AA-	380,000
	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A:
1,000	5.000%, 8/15/22	No Opt. Call	AA-	1,054,170
1,000	5.000%, 8/15/23	No Opt. Call	AA-	1,101,210
1,000	5.000%, 8/15/24	No Opt. Call	AA-	1,145,400
4,350	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020B-1, 5.000%, 5/15/50 (Mandatory Put 11/15/24)	5/24 at 100.00	A	4,908,931
1,670	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020B-2, 5.000%, 5/15/50 (Mandatory Put 11/15/26)	5/26 at 100.00	A	2,003,850
250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/22	No Opt. Call	AA-	266,315
575	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	575,673
2,000	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/24	No Opt. Call	Baa2	2,277,040

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,100	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/23	No Opt. Call	Baa2	3,423,888
1,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/22	No Opt. Call	AA-	1,279,862
5,225	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C, 5.000%, 1/01/25	No Opt. Call	AA-	6,043,705
	Joliet Park District, Will County, Illinois, General Obligation Bonds, Limited Tax Park Series 2021:
500	4.000%, 2/01/22 – BAM Insured	No Opt. Call	AA	510,455
360	4.000%, 2/01/23 – BAM Insured	No Opt. Call	AA	380,149
400	4.000%, 2/01/24 – BAM Insured	No Opt. Call	AA	434,700
	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Refunding School Series 2020C:
400	4.000%, 1/01/23 – AGM Insured	No Opt. Call	AA	421,912
355	4.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	401,342
125	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2020, 4.000%, 5/01/22 – AGM Insured	No Opt. Call	AA	128,834
2,750	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/22	No Opt. Call	A	2,870,202
	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020:
500	4.000%, 4/15/23	No Opt. Call	AA-	531,530
450	5.000%, 4/15/24	No Opt. Call	AA-	504,792
1,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Refunding Series 2020, 4.000%, 1/01/22 – AGM Insured	No Opt. Call	AA	1,017,560
45,410	Total Illinois			49,504,146
	Indiana – 1.5%
	, Vigo County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2021:
515	4.000%, 7/15/24	No Opt. Call	AA+	569,858
525	4.000%, 1/15/25	No Opt. Call	AA+	588,903
535	4.000%, 7/15/25	No Opt. Call	AA+	607,648
950	Elkhart Community School Building Corporation, Indiana, First Mortgage Bonds, Series 2021, 5.000%, 1/15/25	No Opt. Call	AA+	1,099,235
675	Fort Wayne Community Schools Building Corporation, Allen County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2021, 4.000%, 1/15/23	No Opt. Call	AA+	714,204
1,500	Franklin, Indiana, Economic Development Revenue Bonds, Otterbein Homes Obligated Group, Series 2019B, 5.000%, 7/01/24	No Opt. Call	A	1,691,550
1,125	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	1,194,075
700	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2021A, 5.000%, 7/01/26	No Opt. Call	A	846,818

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$900	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1, 5.000%, 10/01/24 (WI/DD, Settling 7/06/21)	No Opt. Call	AA-	1,034,946
	Tippecanoe School Corporation, Indiana, General Obligation Bonds, Series 2020:
1,080	4.000%, 1/15/24	No Opt. Call	Aa2	1,174,500
1,090	4.000%, 7/15/24	No Opt. Call	Aa2	1,199,163
700	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	700,588
	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2020:
300	4.000%, 1/15/25	No Opt. Call	AA+	336,516
500	4.000%, 7/15/25	No Opt. Call	AA+	567,685
700	4.000%, 1/15/26	No Opt. Call	AA+	803,733
11,795	Total Indiana			13,129,422
	Iowa – 2.7%
	Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021:
335	4.000%, 9/01/24	No Opt. Call	N/R	351,331
115	4.000%, 9/01/25	No Opt. Call	N/R	121,591
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013A, 5.000%, 7/01/25	7/23 at 100.00	A1	1,085,570
250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	7/21 at 103.00	BB-	255,235
145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	159,938
7,000	Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021, 1.500%, 1/01/42 (Mandatory Put 4/01/24) (AMT)	10/22 at 100.00	Aa3	7,074,970
	Sioux City Community School District, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Refunding Series 2020:
5,400	3.000%, 10/01/23 – BAM Insured	No Opt. Call	AA	5,695,812
2,500	3.000%, 10/01/24 – BAM Insured	No Opt. Call	AA	2,687,000
	Southeast Polk Community School District, Polk, Jasper and Marion Counties, Iowa, General Obligation Bonds, School Series 2020A:
1,400	5.000%, 5/01/24	No Opt. Call	AA-	1,583,554
3,750	5.000%, 5/01/25	No Opt. Call	AA-	4,393,162
21,895	Total Iowa			23,408,163
	Kansas – 0.3%
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
500	5.000%, 4/01/22 – BAM Insured	No Opt. Call	AA	517,680
500	5.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	541,020

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$1,760	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2021A, 4.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	2,020,603
2,760	Total Kansas			3,079,303
	Kentucky – 1.6%
445	Bullitt County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2020, 4.000%, 12/01/25	No Opt. Call	A1	508,857
1,435	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes, Series E-2020-1, 0.425%, 12/01/21	7/21 at 100.00	N/R	1,435,115
3,785	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	4,205,324
4,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	4,501,720
3,310	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	3,321,155
12,975	Total Kentucky			13,972,171
	Louisiana – 1.9%
6,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50 (Mandatory Put 5/15/25)	11/24 at 102.04	A	7,021,800
1,000	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2021, 4.000%, 7/03/23	4/23 at 100.00	BBB+	1,059,360
2,310	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-2, 0.550%, 5/01/43 (Mandatory Put 5/01/22)	7/21 at 100.00	Aa3	2,310,416
900	Louisiana State, General Obligation Bonds, Grant Anticipation Series 2021, 5.000%, 9/01/24	No Opt. Call	AA	1,032,867
2,465	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	2,522,705
2,500	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	2,591,100
15,175	Total Louisiana			16,538,248
	Maryland – 0.7%
1,040	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%, 7/01/45 (Mandatory Put 7/01/25)	1/25 at 100.00	A	1,195,917
4,000	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	4,856,800
5,040	Total Maryland			6,052,717
	Massachusetts – 1.3%
515	Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2021, 5.000%, 5/01/25	No Opt. Call	AA	604,831
715	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/21	No Opt. Call	A-	715,000

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C:
$725	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	850,432
350	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	422,216
210	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, 0.450%, 7/01/41 (Mandatory Put 7/01/25) (WI/DD, Settling 7/01/21)	1/25 at 100.00	AA+	209,620
1,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017A, 4.000%, 7/01/21 (AMT)	No Opt. Call	AA	1,000,000
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L, Senior Series 2020B:
880	5.000%, 7/01/25 (AMT)	No Opt. Call	AA	1,028,306
1,250	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,499,925
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Taxable Senior Series 2021B:
1,075	5.000%, 7/01/25 (AMT) (WI/DD, Settling 7/21/21)	No Opt. Call	N/R	1,253,805
1,000	5.000%, 7/01/26 (AMT) (WI/DD, Settling 7/21/21)	No Opt. Call	N/R	1,197,870
1,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	1,091,430
1,100	The Commonwealth of Massachusetts General Obligation Bonds Consolidated Loan of 2014, Series D (Multi-Modal Bonds) Subseries D-2, 1.700%, 8/01/43 (Mandatory Put 8/01/22)	No Opt. Call	Aa1	1,118,128
9,820	Total Massachusetts			10,991,563
	Michigan – 1.6%
	Allegan County Public School District, Michigan, General Obligation Bonds, School Building & Site Series 2021I:
785	4.000%, 5/01/23	No Opt. Call	AA	838,694
905	4.000%, 5/01/24	No Opt. Call	AA	997,373
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI:
1,705	5.000%, 12/01/22	No Opt. Call	AA-	1,821,588
940	5.000%, 12/01/23	No Opt. Call	AA-	1,047,621
1,715	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	1,910,030
1,180	Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1, 4.000%, 8/20/21	No Opt. Call	N/R	1,186,218
1,440	Michigan State Hospital Finance Authority, Revenue Bonds, McLaren Health Care Corporation, Refunding Series 2012A, 5.000%, 6/01/24	6/22 at 100.00	AA-	1,503,763
2,000	Michigan State, Trunk Line Fund Bonds, Refunding Series 2020A, 5.000%, 11/15/21	No Opt. Call	AA+	2,036,260
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/23	No Opt. Call	A+	1,102,080
1,590	Saginaw City School District, Saginaw County, Michigan, General Obligation Bonds, School Building & Site, Series 2021, 4.000%, 5/01/23	No Opt. Call	AA	1,697,532
13,260	Total Michigan			14,141,159

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 8.1%
$240	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 3.000%, 8/01/22	No Opt. Call	BB+	244,726
	Becker Independent School District 726, Minnesota, General Obligation Bonds, Refunding Series 2020A:
735	5.000%, 2/01/23	No Opt. Call	Aa2	787,214
560	5.000%, 2/01/24	No Opt. Call	Aa2	624,579
	Becker, Minnesota, General Obligation Bonds, Street Reconstruction, Series 2021A:
550	4.000%, 2/01/24	No Opt. Call	A1	601,573
500	4.000%, 2/01/25	No Opt. Call	A1	562,470
750	Belle Plaine Independent School District 716, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/23	No Opt. Call	Aa2	794,302
1,175	Belle Plaine Independent School District 716, Minnesota, General Olibation Bonds, School Building Series 2012A, 5.000%, 2/01/24	No Opt. Call	Aa2	1,315,659
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
150	3.000%, 9/01/21	No Opt. Call	N/R	150,020
210	4.000%, 9/01/23	No Opt. Call	N/R	214,007
1,415	City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,520,432
200	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 2.500%, 8/01/21, 144A	No Opt. Call	N/R	200,146
440	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/21	No Opt. Call	BB+	440,000
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B:
645	5.000%, 2/01/22	No Opt. Call	Aa2	661,151
755	5.000%, 2/01/23	No Opt. Call	Aa2	805,532
280	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019C, 5.000%, 2/01/23	No Opt. Call	Aa2	298,740
500	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2016A, 5.000%, 2/01/24	No Opt. Call	Aa2	553,705
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2021B:
245	3.000%, 3/01/22	No Opt. Call	Ba2	246,700
150	3.000%, 3/01/24	No Opt. Call	Ba2	154,778
2,115	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,274,323
1,130	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 4.375%, 8/01/29	8/27 at 102.00	BB+	1,306,472
505	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 3.000%, 11/01/21	No Opt. Call	BB	507,676
815	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Park Series 2021D, 5.000%, 3/01/25	No Opt. Call	AAA	953,281

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,550	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2017A, 5.000%, 2/01/23	No Opt. Call	AAA	1,668,048
210	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A	No Opt. Call	N/R	215,807
500	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	539,170
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/24	No Opt. Call	AA-	1,154,450
2,500	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Series 2020B, 5.000%, 3/01/25	No Opt. Call	AAA	2,924,175
650	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/22	No Opt. Call	A+	665,398
1,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/25 (AMT)	1/24 at 100.00	A+	1,112,110
435	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Refunding Series 2021, 4.000%, 10/01/24	No Opt. Call	A2	484,764
640	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/25	No Opt. Call	AA+	729,664
2,000	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2019E, 1.400%, 8/01/21	6/21 at 100.00	AAA	2,001,900
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
535	1.150%, 7/01/21 (AMT)	No Opt. Call	AA+	535,000
230	1.450%, 7/01/24 (AMT)	No Opt. Call	AA+	234,296
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021C:
400	0.400%, 1/01/23 (AMT)	No Opt. Call	AA+	400,064
300	0.450%, 7/01/23 (AMT)	No Opt. Call	AA+	300,123
325	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24 (AMT)	No Opt. Call	AA	369,343
	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018:
500	5.000%, 11/01/22 (AMT)	No Opt. Call	AA	529,640
400	5.000%, 11/01/23 (AMT)	No Opt. Call	AA	439,864
4,695	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 5.000%, 8/01/22	No Opt. Call	AAA	4,942,708
2,210	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	2,218,774
50	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019, 2.700%, 8/01/21	No Opt. Call	N/R	49,984
720	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/23	No Opt. Call	N/R	768,370
9,480	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	9,627,224

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,160	Rocori Independent School District 750, Stearns County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/26	No Opt. Call	Aa2	1,388,984
2,500	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	AAA	2,690,825
	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A:
910	5.000%, 4/01/22	No Opt. Call	Baa2	941,550
860	5.000%, 4/01/23	No Opt. Call	Baa2	930,374
2,470	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,682,124
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500	3.000%, 9/01/21	No Opt. Call	N/R	501,195
500	3.000%, 9/01/22	No Opt. Call	N/R	508,205
215	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	215,467
3,515	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	AAA	3,780,945
55	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 3.625%, 10/01/21	No Opt. Call	N/R	55,153
6,790	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Refunding School Building Series 2018B, 5.000%, 2/01/22	No Opt. Call	Aa2	6,981,003
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
350	3.000%, 8/01/22	No Opt. Call	N/R	355,677
300	3.000%, 8/01/23	No Opt. Call	N/R	308,868
400	3.000%, 8/01/24	No Opt. Call	N/R	416,396
400	3.000%, 8/01/25	8/24 at 102.00	N/R	419,764
	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A:
385	4.000%, 2/01/22	No Opt. Call	Baa1	392,665
270	4.000%, 2/01/24	No Opt. Call	Baa1	292,623
65,975	Total Minnesota			69,990,180
	Mississippi – 0.1%
1,000	Warren County, Mississippi, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2020B, 1.600%, 8/01/27 (Mandatory Put 6/16/25) (AMT)	No Opt. Call	BBB	1,042,620
	Missouri – 5.2%
650	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	662,603
100	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019, 4.000%, 1/15/22 – AGM Insured (ETM)	No Opt. Call	AA (4)	102,035

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,230	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, Direct Deposit Program Refunding Series 2020, 4.000%, 3/01/22	No Opt. Call	AA+	1,261,832
1,375	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 5.000%, 6/01/23	6/22 at 100.00	AA	1,434,964
	Central Southwest Missouri Community College District, Missouri, Certificates of Participation, Ozarks Technical Community College, Series 2021:
350	5.000%, 3/01/23	No Opt. Call	AA-	377,184
300	5.000%, 3/01/24	No Opt. Call	AA-	336,147
250	5.000%, 3/01/25	No Opt. Call	AA-	289,935
125	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A-	129,115
1,000	Clay County Reorganized School District R-1, Kearney, Missouri, General Obligation Bonds, School Building Series 2017, 5.000%, 3/01/22	No Opt. Call	AA+	1,032,510
2,500	Fort Zumwalt School District, St Charles County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding Series 2021, 4.000%, 3/01/25	No Opt. Call	Aa1	2,818,575
800	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2021A, 4.000%, 3/01/26	No Opt. Call	Aa3	919,272
660	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2020, 1.000%, 10/01/27	No Opt. Call	A	649,150
	Jennings, Saint Louis County, Missouri, Certificates of Participation, Series 2021:
200	4.000%, 3/01/23	No Opt. Call	A-	211,322
265	4.000%, 3/01/24	No Opt. Call	A-	288,002
230	4.000%, 3/01/25	No Opt. Call	A-	256,022
650	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/24	No Opt. Call	A	723,476
	Kansas City, Missouri, General Obligation Bonds, Series 2020A:
410	5.000%, 2/01/23	No Opt. Call	AA	441,021
435	5.000%, 2/01/24	No Opt. Call	AA	487,796
400	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA-	466,148
130	Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension Project, Series 2021D, 3.000%, 9/01/25	No Opt. Call	AA-	142,390
1,250	Kansas City, Missouri, Water Revenue Bonds, Refunding Series 2019A, 5.000%, 12/01/22	No Opt. Call	AA+	1,335,662
1,000	Meramec Valley School District R-3, Franklin and St Louis Counties, Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/23	No Opt. Call	AA+	1,063,680
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,083,050
600	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Jefferson County Water Authority Project, Series 2021A, 4.000%, 7/01/23	No Opt. Call	A	642,684
565	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 5.000%, 11/15/22	No Opt. Call	A+	601,872

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
$200	5.000%, 10/01/23	No Opt. Call	A	219,028
505	5.000%, 10/01/24	No Opt. Call	A	570,635
270	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Bethesda Health Group, Inc, Series 2021, 3.000%, 8/01/22	No Opt. Call	BBB	277,916
6,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51 (Mandatory Put 5/01/26)	No Opt. Call	AA	6,966,540
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2020:
640	3.000%, 11/01/22	No Opt. Call	Baa2	655,904
665	4.000%, 11/01/23	No Opt. Call	Baa2	707,467
475	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25	No Opt. Call	A2	559,631
250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Variable Rate Series 2018C, 5.000%, 6/01/36 (Mandatory Put 6/01/23)	12/22 at 100.00	AA-	266,285
260	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25	No Opt. Call	BBB	299,562
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Wright Memorial Hospital, Series 2019:
465	5.000%, 9/01/21	No Opt. Call	BBB-	467,795
275	5.000%, 9/01/22	No Opt. Call	BBB-	286,690
285	5.000%, 9/01/23	No Opt. Call	BBB-	307,133
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
135	5.000%, 10/01/22	No Opt. Call	A+	142,876
230	5.000%, 10/01/23	No Opt. Call	A+	253,787
225	5.000%, 10/01/24	No Opt. Call	A+	257,749
500	Nixa Public Schools, Missouri, Certificates of Participation, Series 2021, 4.000%, 4/01/24	No Opt. Call	A	546,490
1,290	Normandy Schools Collaborative Joint Executive Governing Board, Saint Loius County, Missouri, General Obligation Bonds, Series 2021B, 4.000%, 3/01/25	No Opt. Call	AA+	1,450,876
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021:
125	3.000%, 5/01/22	No Opt. Call	N/R	126,342
150	3.000%, 5/01/23	No Opt. Call	N/R	153,279
275	Rock Creek Public Sewer District, Missouri, Certificates of Participation, Series 2021, 3.000%, 4/01/25	No Opt. Call	A+	297,539
1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016B, 5.000%, 12/01/21	No Opt. Call	AA+	1,019,760

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
$725	5.000%, 11/15/24	No Opt. Call	N/R	805,025
630	5.000%, 11/15/26	11/25 at 100.00	N/R	712,064
5,055	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2017A, 5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	5,296,629
2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 3.250%, 8/01/27	8/25 at 100.00	AA+	2,191,680
1,745	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/21 (AMT)	No Opt. Call	Aa2	1,745,000
325	St Charles, Missouri, Certificates of Participation, Refunding Series 2020B, 4.000%, 2/01/24	No Opt. Call	Aa3	353,805
450	Webster County Reorganized School District R-I Marshfield, Missouri, General Obligation Bonds, Refunding Series 2019B, 3.000%, 3/01/22	No Opt. Call	AA+	458,478
41,625	Total Missouri			45,152,412
	Montana – 0.1%
500	Montana State, General Obligation Bonds, Series 2020C, 2.000%, 8/01/23	No Opt. Call	Aa1	519,025
	Nebraska – 1.0%
690	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A2	704,262
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
200	5.000%, 11/15/21	No Opt. Call	AA-	203,536
115	5.000%, 11/15/23	No Opt. Call	AA-	127,416
125	5.000%, 11/15/24	No Opt. Call	AA-	143,444
175	5.000%, 11/15/25	No Opt. Call	AA-	207,422
3,635	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%, 11/15/53 (Mandatory Put 11/15/25)	8/25 at 100.00	AA-	4,278,359
1,685	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/21	No Opt. Call	A	1,711,370
1,555	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	BBB	1,623,560
8,180	Total Nebraska			8,999,369
	Nevada – 1.3%
3,000	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2017C, 5.000%, 7/01/21 (AMT)	No Opt. Call	A1	3,000,000
775	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2021B, 5.000%, 7/01/23 (AMT)	No Opt. Call	A1	847,656
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/24	No Opt. Call	Aa3	5,699,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$1,390	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.650%, 1/01/36 (Mandatory Put 3/31/23)	No Opt. Call	A+	1,421,219
95	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016, 2.000%, 9/01/21	No Opt. Call	N/R	95,103
10,260	Total Nevada			11,063,378
	New Jersey – 4.8%
7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 5.000%, 7/01/23 – BAM Insured	No Opt. Call	AA	7,668,010
200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/22	No Opt. Call	Baa1	209,016
1,260	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	1,431,511
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2018B:
2,500	5.000%, 12/01/21 (AMT)	No Opt. Call	AAA	2,548,350
6,500	5.000%, 12/01/22 (AMT)	No Opt. Call	Aaa	6,923,410
6,115	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 5.000%, 6/01/26	No Opt. Call	A3	7,399,395
5,000	New Jersey State, General Obligation Bonds, Various Purpose Series 2021, 2.000%, 6/01/25	No Opt. Call	A3	5,269,200
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,335	5.000%, 6/15/22	No Opt. Call	A+	1,395,435
3,000	5.000%, 6/15/23	No Opt. Call	A+	3,270,780
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 5.000%, 12/15/24	No Opt. Call	Baa1	1,155,100
2,210	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A, 5.000%, 6/15/25	No Opt. Call	Baa1	2,590,054
1,685	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/23	No Opt. Call	A	1,836,802
37,805	Total New Jersey			41,697,063
	New Mexico – 1.4%
1,165	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, Refunding Series 2021B, 5.000%, 8/01/24	No Opt. Call	AA	1,331,700
5,440	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010E, 1.150%, 6/01/40 (Mandatory Put 6/01/24)	No Opt. Call	BBB	5,539,062
2,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	2,937,625
2,110	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2017, 5.000%, 6/01/22	No Opt. Call	AA+	2,204,233
11,215	Total New Mexico			12,012,620

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 4.1%
$14,030	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2016A Groups A,B&C, 5.000%, 3/15/22	No Opt. Call	AA+	14,511,790
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
400	5.000%, 12/01/22	No Opt. Call	BBB+	425,468
500	5.000%, 12/01/23	No Opt. Call	BBB+	553,275
600	5.000%, 12/01/24	No Opt. Call	BBB+	687,384
1,375	Nassau Health Care Corporation, New York, County Guaranteed Revenue Bonds, Series 2009, 5.000%, 8/01/24	No Opt. Call	A+	1,566,276
1,230	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series DD, 5.000%, 6/15/26	No Opt. Call	AA+	1,500,120
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/26	No Opt. Call	AAA	3,693,600
2,475	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1, 5.000%, 8/01/24	No Opt. Call	AA	2,829,965
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004C, 2.625%, 4/01/34 (Mandatory Put 7/03/23)	No Opt. Call	A-	3,141,690
1,210	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23 (AMT)	No Opt. Call	Aa3	1,332,137
3,895	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Note Series 2021I, 2.000%, 7/22/21	No Opt. Call	N/R	3,899,051
1,265	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Note Series 2021-II, 2.000%, 8/19/21	No Opt. Call	N/R	1,267,910
32,980	Total New York			35,408,666
	North Carolina – 1.3%
4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2021B, 5.000%, 1/15/50 (Mandatory Put 12/02/24)	No Opt. Call	AA-	4,633,000
1,745	North Carolina Central University, General Revenue Bonds, Refunding Series 2016, 5.000%, 10/01/23	No Opt. Call	A3	1,913,061
250	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 5.000%, 7/01/24	No Opt. Call	AA-	284,085
415	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51 (Mandatory Put 2/01/26)	2/26 at 100.00	AA-	498,378
2,990	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24	No Opt. Call	BBB	3,347,125
500	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/24	No Opt. Call	Aa3	573,650
9,900	Total North Carolina			11,249,299
	North Dakota – 0.6%
895	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2021A, 0.480%, 5/01/24	11/22 at 100.00	Aa3	893,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A:
$585	4.750%, 12/01/21	No Opt. Call	N/R	590,464
1,245	5.000%, 12/01/22	No Opt. Call	N/R	1,286,882
280	West Fargo Public School District 6, Cass County, North Dakota, General Obligation Bonds, Special Assessment Prepayment Series 2020C, 4.000%, 8/01/26	No Opt. Call	Aa2	327,732
	West Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2020A:
750	2.000%, 5/01/24	No Opt. Call	A1	783,060
500	4.000%, 5/01/25	No Opt. Call	A1	564,360
500	4.000%, 5/01/26	No Opt. Call	A1	577,965
4,755	Total North Dakota			5,023,923
	Ohio – 2.4%
845	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017, 4.000%, 11/15/22	No Opt. Call	A	887,402
850	Cleveland, Ohio, Airport System Revenue Bonds, Series 2019B, 5.000%, 1/01/22 (AMT)	No Opt. Call	A2	869,661
	Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue Bonds, The Cleveland Museum of Natural History Project, Series 2021:
150	5.000%, 7/01/25	No Opt. Call	A3	175,086
125	5.000%, 7/01/26	No Opt. Call	A3	149,856
750	Cuyahoga Falls City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2021, 3.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	815,865
1,335	Hamilton County, Ohio, General Obligation Bonds, Parking Facilities, Limited Tax Series 2021A, 5.000%, 12/01/25	No Opt. Call	Aa2	1,599,317
600	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2021A, 5.000%, 9/01/24	No Opt. Call	AA	688,986
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021:
375	5.000%, 8/01/24	No Opt. Call	A+	428,284
700	5.000%, 8/01/25	No Opt. Call	A+	827,225
1,250	5.000%, 8/01/26	No Opt. Call	A+	1,522,763
55	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A, 3.000%, 12/01/21	No Opt. Call	Baa2	55,542
685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	856
1,710	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,787,805
800	Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative Building Fund Projects, Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA	936,528
2,310	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	2,331,252

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$5,665	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	6,239,884
360	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	415,454
500	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2013A, 4.000%, 7/01/22	No Opt. Call	A	517,285
500	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/21	No Opt. Call	A	500,000
19,565	Total Ohio			20,749,051
	Oklahoma – 0.6%
350	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Refunding Series 2021, 3.000%, 9/01/22	No Opt. Call	AA-	361,403
1,065	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019, 5.000%, 6/01/24	No Opt. Call	A+	1,198,838
	Nichols Hills, Oklahoma, General Obligation Bonds, Refunding Series 2021:
1,730	4.000%, 7/01/23	No Opt. Call	AA+	1,860,996
1,425	4.000%, 7/01/24	No Opt. Call	AA+	1,580,040
425	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/22	No Opt. Call	Baa3	445,022
4,995	Total Oklahoma			5,446,299
	Oregon – 1.3%
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
300	5.000%, 6/15/23	No Opt. Call	AA+	327,756
500	5.000%, 6/15/24	No Opt. Call	AA+	568,335
350	5.000%, 6/15/26	No Opt. Call	AA+	425,523
4,620	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	4,760,448
450	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/24	No Opt. Call	BBB+	511,587
300	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	351,903
3,000	Oregon Health and Science University, Revenue Bonds, Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 2/01/25)	11/24 at 100.00	AA-	3,446,700
1,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 4.000%, 5/15/22	No Opt. Call	AA-	1,032,910
10,520	Total Oregon			11,425,162
	Pennsylvania – 2.4%
1,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/22	No Opt. Call	A	1,035,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$800	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/21	No Opt. Call	AA-	814,144
1,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/22	No Opt. Call	A1	1,043,330
1,625	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	1,973,611
835	Hollidaysburg Area School District, Blair County, Pennsylvania, General Obligation Bonds, Series 2021, 4.000%, 3/15/25	No Opt. Call	Aa3	942,698
	Northern York County School District, Pennsylvania, General Obligation Bonds, Notes Series 2021A:
1,125	4.000%, 11/15/23	No Opt. Call	AA-	1,218,285
1,135	4.000%, 11/15/25	No Opt. Call	AA-	1,295,988
305	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2011, 2.150%, 7/01/41 (Mandatory Put 7/01/24) (AMT)	No Opt. Call	A-	321,260
465	Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%, 3/01/24	No Opt. Call	Aa1	523,144
1,000	Pennsylvania State, General Obligation Bonds, First Series 2015, 5.000%, 3/15/22	No Opt. Call	Aa3	1,034,050
400	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	A2	419,244
1,750	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2021, 5.000%, 7/01/25 (AMT)	No Opt. Call	A2	2,049,198
	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B:
550	4.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	593,043
300	4.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	332,343
6,000	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	6,938,160
18,290	Total Pennsylvania			20,533,858
	South Carolina – 1.2%
2,215	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	2,349,672
875	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/27	1/26 at 100.00	A	1,040,121
3,285	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48 (Mandatory Put 10/01/25)	No Opt. Call	AA-	3,894,137
2,980	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/22 (AMT)	No Opt. Call	A+	3,114,756
9,355	Total South Carolina			10,398,686
	South Dakota – 0.4%
100	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Refunding Series 2016, 3.000%, 11/01/21	No Opt. Call	BB	100,351
585	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 3.100%, 11/01/22	No Opt. Call	BB	594,635

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)
$250	South Dakota Health and Educational Facilities Authority Revenue Bonds, Westhills Village Retirement Community, Series 2021, 3.000%, 9/01/22	No Opt. Call	A+	256,457
1,940	South Dakota Health and Educational Facilities Authority, Reveune Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	2,158,522
2,875	Total South Dakota			3,109,965
	Tennessee – 1.4%
100	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28	No Opt. Call	BBB+	127,257
1,310	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/24	1/23 at 100.00	A+	1,399,473
4,570	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A, 5.000%, 2/01/50 (Mandatory Put 10/01/24)	7/24 at 100.58	Aa2	5,205,824
3,500	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	4,201,750
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A:
250	5.000%, 11/01/22	No Opt. Call	A2	265,650
250	5.000%, 11/01/23	No Opt. Call	A2	276,450
250	5.000%, 11/01/24	No Opt. Call	A2	286,153
275	5.000%, 11/01/25	No Opt. Call	A2	324,401
10,505	Total Tennessee			12,086,958
	Texas – 11.7%
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/23 (AMT)	No Opt. Call	A1	5,551,100
1,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/22 (AMT)	No Opt. Call	A1	1,063,550
	Brazos Higher Education Authority Inc, Texas, Student Loan Program Revenue Bonds, Senior Series 2020-1A:
1,175	5.000%, 4/01/23 (AMT)	No Opt. Call	AA	1,259,177
775	5.000%, 4/01/24 (AMT)	No Opt. Call	AA	856,708
500	5.000%, 4/01/25 (AMT)	No Opt. Call	AA	566,335
1,540	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	1,744,081
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2013E, 5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,063,150
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/22 (AMT)	No Opt. Call	A+	2,126,580
2,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/24	No Opt. Call	A1	2,884,825
2,030	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2018, 5.000%, 8/15/23 (AMT)	No Opt. Call	A	2,225,448
4,550	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 5.000%, 2/15/23	No Opt. Call	AAA	4,905,673

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$735	Friendswood, Galveston and Harris Counties, Texas, General Obligation Bonds, Refunding & Improvement Series 2021, 4.000%, 3/01/25	No Opt. Call	AA+	828,661
1,655	Galveston Independent School District, Galveston County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 2/01/22	No Opt. Call	Aaa	1,702,151
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	5,364,250
4,170	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-2, 5.000%, 6/01/32 (Mandatory Put 12/01/24)	9/24 at 101.10	A+	4,812,388
8,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-3, 5.000%, 6/01/32 (Mandatory Put 12/01/26)	9/26 at 101.02	A+	9,802,720
3,595	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	3,826,913
1,700	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A, 5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,778,795
4,210	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	4,609,992
5,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2015A, 5.250%, 2/15/23	No Opt. Call	AAA	5,400,000
850	Hunt Memorial Hospital District, Hunt County, Texas, General Obligation Bonds, Refunding & Improvment Series 2020, 5.000%, 2/15/26	No Opt. Call	A2	992,333
400	Lake Houston Redevelopment Authority, Texas, Tax Increment Contract Revenue Bonds, Series 2021, 5.000%, 9/01/25	No Opt. Call	BBB-	468,760
1,235	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Refunding Series 2021, 4.000%, 8/01/25	No Opt. Call	AAA	1,409,641
	Leander, Texas, General Obligation Bonds, Refunding Series 2020:
500	5.000%, 8/15/23	No Opt. Call	AA	549,705
525	5.000%, 8/15/25	No Opt. Call	AA	620,267
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020, 5.000%, 5/15/25	No Opt. Call	A+	1,170,940
850	Lubbock Water and Wastewater System, Texas, Revenue Bonds, Refunding Series 2020B, 5.000%, 2/15/25	No Opt. Call	AA-	989,961
	Lumberton Independent School District, Hardin County, Texas, General Obligation Bonds, School Building Series 2021:
640	4.000%, 2/15/24	No Opt. Call	Aaa	701,894
1,190	4.000%, 2/15/25	No Opt. Call	Aaa	1,343,236
450	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 0.900%, 5/01/30 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A-	452,628
1,565	Montgomery Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding & School Building Series 2015, 5.000%, 2/15/26	2/25 at 100.00	AAA	1,822,083

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$310	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016, 4.000%, 11/15/21	No Opt. Call	BB+	312,815
1,130	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2014, 5.000%, 12/15/24	No Opt. Call	AA-	1,308,834
2,805	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24	No Opt. Call	AA-	3,152,792
	Port Arthur, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2021:
565	5.000%, 2/15/23 – BAM Insured	No Opt. Call	AA	608,013
250	5.000%, 2/15/24 – BAM Insured	No Opt. Call	AA	279,928
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021:
1,500	5.000%, 12/15/24	No Opt. Call	A3	1,726,215
2,500	5.000%, 12/15/25	No Opt. Call	A3	2,970,750
2,100	5.000%, 12/15/26	No Opt. Call	A3	2,565,612
11,970	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020, 4.000%, 8/26/21	No Opt. Call	N/R	12,041,940
1,000	Tomball Independent School District, Harris and Montgomery Counties, Texas, General Obligation Bonds, Building Series 2020, 5.000%, 2/15/25	No Opt. Call	AAA	1,167,020
1,000	Upper Trinity Regional Water District, Texas, Regional Treated Water Supply System Revenue Bonds, Refunding Series 2020, 4.000%, 8/01/24	No Opt. Call	A+	1,105,630
	Wise County, Texas, Lease Revenue Bonds, Parker County Junior College District, Refunding Series 2021:
400	5.000%, 8/15/21	No Opt. Call	N/R	402,212
350	5.000%, 8/15/23	No Opt. Call	N/R	382,302
465	5.000%, 8/15/24	No Opt. Call	N/R	525,506
91,685	Total Texas			101,443,514
	Utah – 1.2%
6,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/23 (AMT)	No Opt. Call	A	6,546,060
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
335	4.000%, 10/15/22	No Opt. Call	AA	350,005
350	4.000%, 10/15/23	No Opt. Call	AA	375,088
1,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-1, 5.000%, 5/15/60 (Mandatory Put 8/01/24)	2/24 at 102.15	AA+	1,141,280
1,555	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-2, 5.000%, 5/15/60 (Mandatory Put 8/01/26)	2/26 at 102.03	AA+	1,889,387
500	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021, 3.000%, 10/15/23	No Opt. Call	BBB-	528,635
9,740	Total Utah			10,830,455

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 0.5%
$850	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%, 7/01/24	No Opt. Call	AA-	967,249
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,942,855
1,000	Suffolk, Virginia, General Obligation Bonds, Refunding Series 2014, 5.000%, 2/01/25 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA	1,122,370
690	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	706,195
4,295	Total Virginia			4,738,669
	Washington – 2.8%
1,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds, Refunding Series 2020A, 5.000%, 7/01/23	No Opt. Call	AA+	1,641,885
1,000	King County School District 406 Tukwila, Washington, General Obligation Bonds, Series 2016, 4.000%, 12/01/21	No Opt. Call	Aaa	1,016,130
1,370	King County School District 414 Lake Washington, Washington, General Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25	No Opt. Call	Aaa	1,582,117
1,955	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020A, 0.625%, 1/01/32 (Mandatory Put 1/01/24)	7/23 at 100.00	AA	1,958,324
225	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/21	No Opt. Call	A2	228,488
1,590	Port of Seattle, Washington, General Obligation Bonds, Refunding Series 2011, 5.250%, 12/01/21 (AMT)	7/21 at 100.00	Aaa	1,594,277
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C:
1,000	5.000%, 4/01/22 (AMT)	No Opt. Call	AA-	1,035,510
3,360	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	3,774,624
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	2,246,800
1,775	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,798,341
2,150	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	2,410,472
2,550	Washington State, Federal Highway Grant Anticipation Revenue Bonds, Garvee - SR 520 Corridor Program, Series 2012F, 5.000%, 9/01/21	No Opt. Call	AA	2,570,425
2,000	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 2/01/23	No Opt. Call	Aaa	2,153,980
22,475	Total Washington			24,011,373
	West Virginia – 0.3%
2,710	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	2,766,422

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 4.2%
$1,850	Howard-Suamico School District, Brown County, Wisconisn, General Obligation Bonds, School Building & Improvement Series 2021, 5.000%, 3/01/25 (WI/DD, Settling 7/08/21)	No Opt. Call	AA	2,151,494
	Kenosha, Wisconsin, General Obligation Bonds, Promissory Note Series 2020A:
350	2.000%, 5/01/23	No Opt. Call	AA	360,448
625	2.000%, 5/01/25	No Opt. Call	AA	658,181
400	Milwaukee, Wisconsin, Sewerage System Revenue Bonds, Green Series 2021S2, 5.000%, 6/01/26	No Opt. Call	A1	485,528
	New Richmond School District, Saint Croix County, Wisconsin, General Obligation Bonds, Refunding Series 2021:
1,500	4.000%, 4/01/24	No Opt. Call	Aa2	1,642,485
600	5.000%, 4/01/26	No Opt. Call	Aa2	715,884
570	Oshkosh, Wisconsin, Sewer System Revenue Bonds, Series 2021E, 4.000%, 5/01/25 (WI/DD, Settling 7/14/21)	No Opt. Call	Aa3	644,345
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A:
400	5.000%, 1/01/22	No Opt. Call	A	409,312
300	5.000%, 1/01/23	No Opt. Call	A	320,910
200	5.000%, 1/01/24	No Opt. Call	A	222,474
400	5.000%, 1/01/26	No Opt. Call	A	475,380
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
700	5.000%, 6/01/24	No Opt. Call	A+	793,198
325	5.000%, 6/01/26	No Opt. Call	A+	393,088
	Racine Unified School District, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2021:
200	2.000%, 4/01/23	No Opt. Call	Aa3	206,100
475	2.000%, 4/01/24	No Opt. Call	Aa3	496,764
600	2.000%, 4/01/25	No Opt. Call	Aa3	633,684
250	Racine, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/24	No Opt. Call	AA-	278,258
1,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/27	6/22 at 100.00	A3	1,415,094
3,155	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Series 2018B-3, 5.000%, 8/15/54 (Mandatory Put 1/31/24)	No Opt. Call	AA	3,528,363
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017:
1,050	5.000%, 7/01/21	No Opt. Call	A+	1,050,000
250	5.000%, 7/01/26	No Opt. Call	A+	303,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
$75	5.000%, 12/01/23	No Opt. Call	A+	83,336
100	5.000%, 12/01/24	No Opt. Call	A+	115,224
110	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019B, 3.000%, 12/01/24	No Opt. Call	A+	119,308
1,055	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017, 5.000%, 6/01/22	No Opt. Call	N/R	1,087,789
330	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/21 (ETM)	No Opt. Call	BBB- (4)	332,515
3,745	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	4,492,015
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHM / New Richmond Senior Housing, Inc, Refunding Series 2021:
440	1.950%, 7/01/24 (WI/DD, Settling 7/16/21)	No Opt. Call	N/R	440,920
460	2.250%, 7/01/26 (WI/DD, Settling 7/16/21)	No Opt. Call	N/R	461,628
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A:
500	4.000%, 9/15/21	No Opt. Call	BBB-	503,745
500	4.000%, 9/15/22	No Opt. Call	BBB-	521,880
455	4.000%, 9/15/23	No Opt. Call	BBB-	490,881
1,640	Wisconsin Rapids School District, Wood and Portage Counties, Wisconsin, General Obligation Bonds, Refunding Series 2020, 5.000%, 4/01/24	No Opt. Call	Aa3	1,847,198
1,455	Wisconsin State, General Obligation Bonds, Refunding Series 2015-1, 5.000%, 5/01/25	No Opt. Call	Aa1	1,710,614
2,500	Wisconsin State, General Obligation Bonds, Refunding Series 2021-2, 5.000%, 5/01/25	No Opt. Call	Aa1	2,939,200
	Wisconsin State, Master Lease Certificates of Participation, Series 2021A:
1,170	4.000%, 9/01/23	No Opt. Call	Aa2	1,264,477
1,545	4.000%, 9/01/24	No Opt. Call	Aa2	1,720,852
1,300	4.000%, 9/01/25	No Opt. Call	Aa2	1,485,835
32,940	Total Wisconsin			36,801,527
	Wyoming – 0.1%
710	Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Refunding Series 2021, 4.000%, 5/01/24	No Opt. Call	A	782,257
$754,530	Total Municipal Bonds (cost $809,809,083)			823,333,181

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Electric Utilities – 0.1%
22,152	Energy Harbor Corp (6), (7), (8)	$833,469
	Total Common Stocks (cost $751,144)	833,469
	Total Long-Term Investments (cost $810,560,227)	824,166,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 5.5%
	MUNICIPAL BONDS – 5.5%
	National – 2.0%
$7,500	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5028, 0.200%, 12/01/24 (AMT), 144A (9)	No Opt. Call	AA	$7,500,000
10,000	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 0.200%, 12/01/24 (AMT), 144A (9)	No Opt. Call	AA	10,000,000
17,500	Total National			17,500,000
	Alabama – 0.2%
1,795	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (9)	No Opt. Call	A1	1,820,058
	Arizona – 0.3%
2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Variable Rate Demand Obligations, Series 2003A-2, 2.200%, 3/01/28 (AMT) (Mandatory Put 6/03/24) (9)	No Opt. Call	A-	2,106,760
	Florida – 0.5%
4,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (9)	8/21 at 103.00	N/R	4,100,920
	Indiana – 0.4%
3,250	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc Project, Variable Rate Demand Obligations, Series 2001, 2.950%, 10/01/31 (AMT) (Mandatory Put 10/01/21) (9)	No Opt. Call	A-	3,272,132
	Louisiana – 0.3%
2,400	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc Project, Variable Rate Demand Obligations, Series 2010B-1A, 2.000%, 10/01/40 (Mandatory Put 10/01/22) (9)	No Opt. Call	BBB+	2,418,024
	New York – 0.2%
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Adjustable Rate, Variable Rate Demand Obligations, Series AA-4, 0.020%, 6/15/49 (9)	6/21 at 100.00	AA+	2,000,000
	Oregon – 0.1%
1,200	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 7/01/38 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	1,221,960
	Virginia – 0.5%
1,500	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc, Variable Rate Demand Obligations, Series 2003, 2.400%, 8/01/27 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	1,527,450
1,250	Gloucester County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Disposal Services of Virginia, Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 9/01/38 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	1,272,875

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$1,470	Sussex County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Atlantic Waste Disposal, Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 6/01/28 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	$1,496,901
4,220	Total Virginia			4,297,226
	Wisconsin – 1.0%
5,000	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Variable Rate Demand Obligations, Refunding Series 2017A-2, 0.200%, 10/01/25 (AMT) (Mandatory Put 8/02/21) (9)	No Opt. Call	A-	5,000,000
3,715	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Obligations, Series 2018B-2, 5.000%, 8/15/54 (Mandatory Put 1/25/23) (9)	No Opt. Call	AA	3,980,400
8,715	Total Wisconsin			8,980,400
$47,080	Total Short-Term Investments (cost $47,284,625)			47,717,480
	Total Investments (cost $857,844,852) – 100.4%			871,884,130
	Other Assets Less Liabilities – (0.4)%			(3,796,524)
	Net Assets – 100%			$868,087,606
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$823,333,181	$ —	$823,333,181
Common Stocks	—	833,469	—	833,469
Short-Term Investments:
Municipal Bonds	—	47,717,480	—	47,717,480
Total	$ —	$871,884,130	$ —	$871,884,130

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Common Stock received as part of the bankruptcy settlements for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.